Note 9 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2024	2023
Land and land improvements	$-	$292
Buildings	-	1,581
Leasehold improvements	605	641
Furniture, fixtures and equipment	3,897	3,143
	4,502	5,657
Accumulated depreciation	(2,876)	(3,001)
Premises and equipment, net	$1,626	$2,656